Restructuring Charge (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011 Vessel	Dec. 31, 2011
Restructuring Charge (Textual) [Abstract]
Number of Vessels Include in Reflagging		2
Accrued Restructuring liabilities			$ 0
Restructuring charge		$ 3,924